Bank borrowings (Details) ¥ in Millions, $ in Millions	1 Months Ended		2 Months Ended	10 Months Ended	12 Months Ended
	Nov. 30, 2014 USD ($)	Apr. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Jan. 31, 2014	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013	Mar. 31, 2015 CNY (¥)	Nov. 30, 2014 CNY (¥)	Aug. 31, 2014 USD ($)	Mar. 31, 2014 CNY (¥)
Bank borrowings
Less: current portion					$ (321)			¥ (1,990)			¥ (1,100)
Borrowings, non-current portion					$ 260			1,609			30,711
Bank borrowings
Bank borrowings
Bank Borrowings								3,599
Less: unamortized upfront fees											(773)
Subtotal								3,599			31,811
Less: current portion								(1,990)			(1,100)
Borrowings, non-current portion								1,609			30,711
US$8.0 billion syndicated loan denominated in US$
Bank borrowings
Repayment of facility | $	$ 8,000
US$8.0 billion syndicated loan denominated in US$ | Bank facility | Denominated in U.S. dollars
Bank borrowings
Syndicated loan facility | $			$ 8,000			$ 8,000
Bank Borrowings											30,761
Repayment of facility | $	$ 8,000
US$8.0 billion syndicated loan denominated in US$ | Bank facility | Denominated in U.S. dollars | Interest expenses on the consolidated income statements
Bank borrowings
Less: unamortized upfront fees									¥ (830)
US$8.0 billion syndicated loan, first drawdown of US$4.0 billion | Bank facility
Bank borrowings
Repayable period						3 years
US$8.0 billion syndicated loan, first drawdown of US$4.0 billion | Bank facility | LIBOR
Bank borrowings
Spread over variable rate (as a percent)			1.75%	2.25%
US$8.0 billion syndicated loan, first drawdown of US$4.0 billion | Bank facility | Denominated in U.S. dollars
Bank borrowings
Drawdown of facility | $						$ 4,000
US$8.0 billion syndicated loan, second drawdown of US$1.0 billion | Bank facility
Bank borrowings
Repayable period						5 years
US$8.0 billion syndicated loan, second drawdown of US$1.0 billion | Bank facility | LIBOR
Bank borrowings
Spread over variable rate (as a percent)			2.25%	2.75%
US$8.0 billion syndicated loan, second drawdown of US$1.0 billion | Bank facility | Denominated in U.S. dollars
Bank borrowings
Drawdown of facility | $						$ 1,000
US$8.0 billion syndicated loan, third drawdown of US$3.0 billion | Bank facility | Denominated in U.S. dollars
Bank borrowings
Drawdown of facility | $		$ 3,000
Long-term other borrowings | Other bank loans
Bank borrowings
Bank Borrowings								1,609			723
Weighted average interest rate for the year					5.90%	6.70%	6.30%
Long-term other borrowings | Other bank loans | Land use rights and construction in progress
Bank borrowings
Collateral amount pledged								2,216			1,090
Short-term other borrowings | Other bank loans
Bank borrowings
Bank Borrowings								¥ 1,990			¥ 1,100
Short-term other borrowings | Other bank loans | Minimum
Bank borrowings
Interest rates			5.00%		2.00%	5.00%		2.00%			5.00%
Short-term other borrowings | Other bank loans | Maximum
Bank borrowings
Interest rates			6.00%		11.60%	6.00%		11.60%			6.00%
US$3.0 billion loan facility agreement | Bank facility
Bank borrowings
Syndicated loan facility | $										$ 3,000